                             TRAINER WORTHAM FUNDS
        ---------------------------------------------------------------

                       TRAINER WORTHAM FIRST MUTUAL FUND

                                NOVEMBER 1, 2000
--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR

                          TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                            TELEPHONE: 212-759-7755

                               TABLE OF CONTENTS

                          SUBJECT                             PAGE
                          -------                             ----
Risk/Return Summary and Fund Expenses
  Risk/Return Summary.......................................    1
  Annual Fees and Expenses..................................    3
     Carefully review this important section for a summary
     of the Fund's Investments, Risks and Fees.
Investment Objective and Strategies
  Investment Objective......................................    4
  Policies and Strategies...................................    4
  Investment Risks..........................................    4
     This section contains details on the Fund's Investment
      Strategies and Risks.
Shareholder Information
  Pricing of Fund Shares....................................    4
  Purchasing and Adding to Your Shares......................    5
  Selling Your Shares.......................................    5
  Exchanging Your Shares....................................    7
  Dividends, Distributions and Taxes........................    8
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange shares,
     related charges and payments of dividends and
     distributions.
Fund Management
  The Investment Advisor....................................    8
  Portfolio Manager.........................................    9
     Review this section for details on the people and
     organizations who oversee the Fund.
Financial Highlights
  Financial Highlights......................................   10
     Review this section for details on the selected
     Financial Statements of the Fund.

                     RISK/RETURN SUMMARY AND FUND EXPENSES

TRAINER WORTHAM FIRST MUTUAL FUND

INVESTMENT OBJECTIVE

The Fund's primary investment objective is to seek capital appreciation through investments in common stock. The Fund's secondary investment objective is to seek income from dividends and interest.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stock and in securities convertible into common stock. The Fund's investment strategy emphasizes investing in companies that, in the opinion of the Advisor, offer prospects for capital growth and growth of earnings and dividends.

PRINCIPAL INVESTMENT RISKS

Because the Fund is subject to market risk, the value of the Fund's investments will fluctuate with market conditions and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

An investment in the Fund is not a deposit of First Republic Bank, the parent of the Advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Investing for a period of time in excess of 3 to 5 years

- Looking to add a growth component to your portfolio

- Looking for a high-quality, well-diversified, all-equity portfolio that provides the potential for growth of your investment

- Willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns

This Fund will not be appropriate for someone:

- Investing for a period of time less than 3 to 5 years

- Not comfortable with market value fluctuations

- Looking for current income

- Seeking safety of principal

The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance for the past 10 years to demonstrate that the Fund has both gained and lost value during its history. The table below it compares the Fund's performance over time to that of its benchmark index the S&P 500 Index.(1)

                       PERFORMANCE BAR CHART AND TABLE(2)
                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99
[BAR CHART]

1990                                                                             -4.51
----                                                                             -----
1991                                                                             26.20
1992                                                                              2.18
1993                                                                             15.16
1994                                                                            -15.10
1995                                                                             45.93
1996                                                                             21.36
1997                                                                             23.10
1998                                                                             34.20
1999                                                                             46.66

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:           36.27%  -4th Quarter 1998
Worst quarter:          11.55%  -3rd Quarter 1998

                          AVERAGE ANNUAL TOTAL RETURNS
                (FOR THE PERIODS ENDED DECEMBER 31, 1999)(2)(3)

                                                                       PAST 5    PAST 10
                                                          PAST YEAR    YEARS      YEARS
                                                          ---------    ------    -------
Trainer Wortham First Mutual Fund.......................    46.66%     33.79%     17.83%
S&P 500 Index...........................................    21.03%     27.56%     15.30%

The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) A widely recognized, unmanaged index of common stocks.

(2) Both the chart and table assume reinvestment of dividends and distributions.

(3) For the period January 1, 2000 through September 30, 2000, the aggregate (non-annualized) total return for the Fund was -2.56% as compared to the -1.39% total return for the S&P 500 Index during the same period.

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) on Purchases....................      None
Maximum Deferred Sales Charge (load)........................      None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.............................................      0.75%
Distribution and Service (12b-1) Fee........................      0.25%
Other Expenses..............................................      0.59%
                                                                  ----
Total Fund Operating Expenses...............................      1.59%
                                                                  ====

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

- reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Trainer Wortham First Mutual Fund.......................   $162      $502       $866       $1,889

--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The primary investment objective of the Fund is to seek capital appreciation through investments in common stock. The Fund's secondary investment objective is to seek income from dividends and interest.

POLICIES AND STRATEGIES

The Advisor invests in companies that it believes offer prospects for capital growth and growth of earnings and dividends.

Consistent with the Fund's investment objective, the Fund:

- may invest in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

- may invest up to 15% of its net assets in foreign securities in the form of American Depository Receipts ("ADRs")

- may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

- may engage in repurchase transactions

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

                            SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                      ------------------------------------
                                Number of Shares
                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving

Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. Provident Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer Wortham First Mutual Fund."

3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61767 King of Prussia, PA 19406

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
                          Boston Safe Deposit & Trust
                         Routing Number: ABA #011001234
                                Account #000159
                                Name of the Fund
                             Shareholder Account #
                              Name on the Account

Mail a completed account application to PFPC Inc., at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges)

BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

1. Call 1-800-441-6580 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

Call 1-800-441-6580 to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

- Your name and telephone number

- The exact name on your account and account number

- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually.

Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount that the Fund may pay in 12b-1 fees under its 12b-1 plan is 0.25% of its average daily net assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security -not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

Trainer Wortham & Co., Inc., (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111, is the Fund's Investment Advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

The Advisor, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor manages approximately $4.2 billion in assets and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3.8 billion in assets as of September 30, 2000.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

David P. Como serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Como has been primarily responsible for the day-to-day investment management of the Fund since 1982. Mr. Como has been a Managing Director of the Advisor and its predecessor since 1969.

The Statement of Additional Information has more detailed information about the Advisor.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30, 1997 through June 30, 2000 has been audited by Briggs, Bunting & Dougherty LLP, whose report on fiscal year 2000, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request. The Fund's financial statements were audited by the Fund's previous accountants for the fiscal year ended June 30, 1996.

                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
                                                  2000        1999        1998        1997        1996
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF YEAR............  $ 16.54     $ 12.47     $ 12.35     $ 13.81     $ 10.03
                                                -------     -------     -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss.........................    (0.22)      (0.14)      (0.07)      (0.11)      (0.09)
  Net gains on securities (both realized and
     unrealized)..............................     4.58        5.35        2.72        0.95        4.79
                                                -------     -------     -------     -------     -------
Total from investment operations..............     4.36        5.21        2.65        0.84        4.70
                                                -------     -------     -------     -------     -------
LESS DISTRIBUTIONS
  Dividends from net investment income........     0.00        0.00        0.00        0.00        0.00
  Distributions from capital gains............    (0.85)      (1.14)      (2.53)      (2.30)      (0.92)
                                                -------     -------     -------     -------     -------
Total distributions...........................    (0.85)      (1.14)      (2.53)      (2.30)      (0.92)
                                                -------     -------     -------     -------     -------
NET ASSET VALUE, END OF YEAR..................  $ 20.05     $ 16.54     $ 12.47     $ 12.35     $ 13.81
                                                =======     =======     =======     =======     =======
TOTAL RETURN..................................    26.50%      43.53%      25.40%       7.67%      49.12%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in 000s).............  $71,297     $54,769     $39,211     $33,649     $32,147
Ratio of expenses to average net assets.......     1.59%       1.64%       1.66%       1.87%       1.74%
Ratio of net investment loss to average net
  assets......................................    (1.23%)     (1.02%)     (0.56%)     (0.96%)     (0.82%)
Portfolio turnover rate.......................       36%         56%         81%        109%        107%

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                        C/O TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                               NEW YORK, NY 10022
                            TELEPHONE: 1-866-TWFUNDS
                                 1-866-893-8637
                             www.trainerwortham.com

You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090 or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

- Free from the Edgar Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

                               FIRST MUTUAL FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call toll-free:

                                  866.TWFUNDS
                                  866.893.8637

TRAINER WORTHAM FUNDS

      845 Third Avenue, New York, New York 10022
      866.TWFUNDS - 866.893.8637
                                                           TRAINER WORTHAM FUNDS

                                                                PROSPECTUS
                                                          November 1, 2000
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                             TRAINER WORTHAM FUNDS
        ---------------------------------------------------------------

                     TRAINER WORTHAM TOTAL RETURN BOND FUND

                                NOVEMBER 1, 2000
--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR

                          TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                            TELEPHONE: 212-759-7755

                               TABLE OF CONTENTS

                          SUBJECT                             PAGE
                          -------                             ----
Risk/Return Summary and Fund Expenses
  Risk/Return Summary.......................................    1
  Annual Fees and Expenses..................................    3
     Carefully review this important section for a summary
     of the Fund's Investments, Risks and Fees.
Investment Objective and Strategies
  Investment Objective......................................    4
  Policies and Strategies...................................    4
  Investment Risks..........................................    4
     This section contains details on the Fund's Investment
     Strategies and Risks.
Shareholder Information
  Pricing of Fund Shares....................................    5
  Purchasing and Adding to Your Shares......................    5
  Selling Your Shares.......................................    6
  Exchanging Your Shares....................................    7
  Dividends, Distributions and Taxes........................    8
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange shares,
     related charges and payments of dividends and
     distributions.
Fund Management
  The Investment Advisor....................................    8
  Portfolio Manager.........................................    9
     Review this section for details on the people and
     organizations who oversee the Fund.
Financial Highlights
  Financial Highlights......................................   10
     Review this section for details on the selected
     Financial Statements of the Fund.

                     RISK/RETURN SUMMARY AND FUND EXPENSES

TRAINER WORTHAM TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is to seek to maximize total return, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Advisor seeks to produce conservative, risk adjusted returns for the Fund. The Advisor's securities selection process involves strategic decision making which considers portfolio sector composition, maturity structure and duration. The Advisor's management analyzes yield ratios and implements a disciplined process which is intended to preserve principal, compound interest and produce sustainable results over the course of a full business cycle.

PRINCIPAL INVESTMENT RISKS

The Fund is subject to both market risk and interest rate risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and changes in interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. In addition, the Fund may invest a portion of its assets in foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate company information and political instability.

An investment in the Fund is not a deposit of First Republic Bank, the parent of the Advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Looking to add an income component to your portfolio

- Looking for a high-quality, well-diversified, fixed-income portfolio that provides the potential for growth of your investment

- Willing to accept risks of price and dividend fluctuations

This Fund will not be appropriate for someone:

- Investing emergency reserves

- Seeking safety of principal

The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart shows changes in the Fund's yearly performance since its inception to demonstrate that the Fund has both gained and lost value during its history. The table below it compares the Fund's performance over time to that of its benchmark index the Lehman Brothers Intermediate Bond Index.(1)

                       PERFORMANCE BAR CHART AND TABLE(2)
                   YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31/99
[BAR CHART]

1997                                                                             7.64
----                                                                             ----
1998                                                                              6.40
1999                                                                             -0.12

The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:       3.39%   -2nd Quarter 1997
Worst quarter:...  -0.87%   -2nd Quarter 1999

                          AVERAGE ANNUAL TOTAL RETURNS
                (FOR THE PERIODS ENDED DECEMBER 31, 1999)(2)(3)

                                                                          SINCE
                                                          PAST YEAR    INCEPTION(4)
                                                          ---------    ------------
Trainer Wortham Total Return Bond Fund..................    -0.12%         4.93%
Lehman Brothers Intermediate Bond Index.................    -0.82%         0.54%
                                                            -----          ----

The table assumes that shareholders redeem all their fund shares at the end of the period indicated.

(1) A widely recognized, unmanaged index of bonds with maturities of at least one year.

(2) Both the chart and table assume reinvestment of dividends and distributions.

(3) For the period January 1, 2000 through September 30, 2000, the aggregate (non-annualized) total return for the Fund was 2.76% as compared to the 6.19% total return for the Lehman Brothers Intermediate Bond Index during the same period.

(4) The Fund commenced operations on October 1, 1996.

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) on Purchases....................       None
Maximum Deferred Sales Charge (load)........................       None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.............................................       0.45%
Distribution and Service (12b-1) Fee........................       None
Other Expenses..............................................       0.93%*
                                                                  -----
Total Fund Operating Expenses...............................       1.38%*
                                                                  =====
Fee Waiver and/or Expense Reimbursement.....................       0.38%*
                                                                  -----
Net Expenses................................................       1.00%*
                                                                  =====

* The Advisor has entered into an expense limitation agreement with the Fund to limit the "Total Fund Operating Expenses" of the Fund to 1.00% of the Fund's average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 1.38%.
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

- reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Trainer Wortham Total Return Bond Fund..................   $102      $400       $719       $1,624

--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The investment objective of the Fund is to maximize total return, consistent with the preservation of capital.

POLICIES AND STRATEGIES

The Fund invests primarily in a wide variety of investment-grade, U.S. dollar denominated fixed-income securities and in other securities with debt-like characteristics of domestic and foreign issuers.

Consistent with the Fund's investment objective, the Fund:

- invests at least 65% of the value of its total assets in fixed-income securities

- may invest in corporate notes, bonds and debentures that are rated investment grade at the time of purchase

- may invest in U.S. Treasury securities including Treasury bills, Treasury notes and Treasury bonds

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

- may invest in mortgage-related securities including securities issued by various U.S. Government agencies as well as those issued by private issuers

- may invest in asset-backed securities

- may invest in municipal obligations issued by states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities

- may invest in zero coupon securities

- may invest in foreign government obligations and supranational obligations

- may invest in U.S. dollar denominated obligations of foreign corporate issuers

- may engage in repurchase transactions

- may invest in short-term money market instruments

The Fund maintains a non-fundamental investment policy pursuant to which it limits its investments to those that are permitted for purchase by national banks pursuant to applicable rules, regulations or interpretations of the Comptroller of the Currency. In the event a security held by the Fund is determined to no longer be a permissible investment for a national bank, the Fund will dispose of the security.

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

- Foreign Investment Risk: The Fund may invest in foreign securities and these foreign investments may have special risks not associated with investments in U.S. issuers. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign issues may also entail additional and higher costs.

                            SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                      ------------------------------------
                                Number of Shares
                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. Provident Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer Wortham Total Return Bond Fund."

3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61767, King of Prussia, PA 19406

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
                          Boston Safe Deposit & Trust
                         Routing Number: ABA #011001234
                                Account #000159
                                Name of the Fund
                             Shareholder Account #
                              Name on the Account

Mail a completed account application to PFPC Inc., at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined sales privileges)

BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS,
c/o PFPC Inc.
211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

1. Call 1-800-441-6580 with instructions as to how you wish to telephone receive your funds (mail, wire, electronic transfer).

Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC Inc.,
211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

Call 1-800-441-6580 to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, cleaning agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

- Your name and telephone number

- The exact name on your account and account number

- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends are usually paid quarterly and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security -not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

Trainer Wortham & Co., Inc., (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111, is the Fund's Investment Advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

The Advisor, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor manages approximately $4.2 billion in assets and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3.8 billion in assets as of September 30, 2000.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

John D. Knox serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Knox joined the Advisor in December 1995 and serves as Managing Director of Fixed Income. Prior to joining the Advisor, Mr. Knox served as Director of Global Fixed Income and Managing Director from 1994-1995 for Bear Stearns Asset Management and Bear Stearns, respectively. For more than 11 years prior thereto, Mr. Knox was a principal and Senior Portfolio Manager at Morgan Stanley Asset Management.

The Statement of Additional Information has more detailed information about the Advisor.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

                                                                                                     PERIOD
                                                                                                     ENDED
                                                YEAR ENDED       YEAR ENDED       YEAR ENDED        JUNE 30,
                                               JUNE 30, 2000    JUNE 30, 1999    JUNE 30, 1998      1997(1)
                                               -------------    -------------    -------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $  9.96          $ 10.25          $ 10.08          $10.00
                                                  -------          -------          -------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income......................        0.52             0.47             0.52            0.41
  Net gains (losses) on securities (both
     realized and unrealized)................       (0.20)           (0.18)            0.25            0.08
                                                  -------          -------          -------          ------
Total from investment operations.............        0.32             0.29             0.77            0.49
                                                  -------          -------          -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income.......       (0.52)           (0.47)           (0.53)          (0.40)
  Distributions from capital gains...........       (0.05)           (0.11)           (0.07)           0.00
  Distributions in excess of capital gains...        0.00             0.00             0.00           (0.01)
                                                  -------          -------          -------          ------
Total distributions..........................       (0.57)           (0.58)           (0.60)          (0.41)
                                                  -------          -------          -------          ------
NET ASSET VALUE, END OF PERIOD...............     $  9.71          $  9.96          $ 10.25          $10.08
                                                  =======          =======          =======          ======
TOTAL RETURN.................................        3.31%            2.80%            7.84%           4.90%+
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)..........     $19,332          $16,926          $11,976          $8,479
Ratio of expenses to average net assets
  Before reimbursement of expenses by
     Advisor.................................        1.38%            1.46%            1.68%           2.01%*
  After reimbursement of expenses by
     Advisor.................................        0.98%            1.20%            1.20%           0.88%*
Ratio of net investment income (loss) to
  average net assets
  Before reimbursement of expenses by
     Advisor.................................        4.89%            4.55%            4.86%           4.53%*
  After reimbursement of expenses by
     Advisor.................................        5.29%            4.81%            5.34%           5.66%*
Portfolio turnover rate......................          16%              57%              83%            112%+

(1) The Fund commenced operations on October 1, 1996.

 +  Since inception, not annualized.

 *  Annualized.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                        C/O TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                               NEW YORK, NY 10022
                             TELEPHONE: 866-TWFUNDS
                                  866-893-8637
                             www.trainerwortham.com

You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090 or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

- Free from the Edgar Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

                             TOTAL RETURN BOND FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call toll-free:

                                  866.TWFUNDS
                                  866.893.8637

TRAINER WORTHAM FUNDS

      845 Third Avenue, New York, New York 10022
      866.TWFUNDS - 866.893.8637
                                                           TRAINER WORTHAM FUNDS

                                                                PROSPECTUS
                                                          November 1, 2000
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                             TRAINER WORTHAM FUNDS
         --------------------------------------------------------------

             TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND

                                NOVEMBER 1, 2000

--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR
                          TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                            TELEPHONE: 212-759-7755

                               TABLE OF CONTENTS

                          SUBJECT                             PAGE
                          -------                             ----
Risk/Return Summary and Fund Expenses
  Risk/Return Summary.......................................    1
  Annual Fees and Expenses..................................    2
     Carefully review this important section for a summary
     of the Fund's Investments, Risks and Fees.
Investment Objective and Strategies
  Investment Objective......................................    3
  Policies and Strategies...................................    3
  Investment Risks..........................................    3
     This section contains details on the Fund's Investment
     Strategies and Risks.
Shareholder Information
  Pricing of Fund Shares....................................    4
  Purchasing and Adding to your Shares......................    4
  Selling Your Shares.......................................    5
  Exchanging your Shares....................................    6
  Dividends, Distributions and Taxes........................    7
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange shares,
     related charges and payments of dividends and
     distributions.
Fund Management
  The Investment Advisor....................................    7
  Portfolio Manager.........................................    8
     Review this section for details on the people and
     organizations who oversee the Fund.
Financial Highlights
  Financial Highlights......................................    9
     Review this section for details on the selected
     Financial Statements of the Fund.

                     RISK/RETURN SUMMARY AND FUND EXPENSES

TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND

INVESTMENT OBJECTIVE

The Fund's investment objective is to obtain as high a level of interest income exempt from federal income tax and California personal income tax as is consistent with prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in California municipal securities that generally have 3 to 20 years remaining to maturity at the time of acquisition. The dollar-weighted average portfolio maturity of the Fund is expected to range from 3 to 10 years. The Fund restricts its investments in municipal securities to those within or of a quality comparable to the four highest rating classifications of Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Rating Group ("S&P").

PRINCIPAL INVESTMENT RISKS

The Fund is subject to both market risk and interest rate risk. Therefore, the value of the Fund's investments will fluctuate with market conditions and changes in interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. In addition, the Fund is considered "non-diversified" because it can concentrate its investments in those of California municipal issuers, and accordingly, the Fund is more sensitive to the risks posed by political and economic developments in the State of California.

An investment in the Fund is not a deposit of First Republic Bank, the parent of the Advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Looking to add income component to your portfolio

- Willing to accept risks of price and dividend fluctuations

This Fund will not be appropriate for someone:

- Investing emergency reserves

- Seeking safety of principal

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) on Purchases....................      None
Maximum Deferred Sales Charge (load)........................      None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees.............................................      0.45%
Distribution and Service (12b-1) Fee........................      None
Other Expenses..............................................      2.13%*
                                                                  ----
Total Fund Operating Expenses...............................      2.58%*
                                                                  ====
Fee Waiver and/or Expense Reimbursement.....................      1.83%*
                                                                  ----
Net Expenses................................................      0.75%*
                                                                  ====

* The Advisor has entered into an expense limitation agreement with the Fund to limit the "Total Fund Operating Expenses" of the Fund to 0.75% of the Fund's average daily net assets for its current fiscal year. Without this Expense Limitation Agreement, the Total Fund Operating Expenses for the Fund would have been 2.58%.
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

- reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                                            1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                                            ------   -------    -------    --------
Trainer Wortham California Intermediate Tax-Free Fund.....   $77      $628      $1,206      $2,778

--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The investment objective of the Fund is to obtain as high a level of interest income exempt from federal income tax and California personal income tax as is consistent with prudent investment management.

POLICIES AND STRATEGIES

The Fund invests primarily in debt securities, the interest income on which is not includable in gross income for federal income tax purposes and is also exempt from California personal income taxes. These securities generally have 3 to 20 years remaining to maturity at the time of acquisition and the dollar-weighted average portfolio maturity of the Fund is expected to range from 3 to 10 years.

Consistent with the Fund's investment objective, the Fund:

- invests at least 80% of the value of its net assets in California municipal securities, the interest on which is exempt from federal income tax and California personal income tax

- may invest in the following types of municipal obligations: general obligation bonds; revenue bonds; tax-exempt notes; tax and revenue anticipation notes; bond anticipation notes and municipal lease obligations

- may invest in municipal obligations issued by other states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities

- restricts its municipal securities investments to those within or of a comparable quality to the four highest rating classifications of Moody's Investors Service, Inc. ("Moody's") or the Standard & Poor's Ratings Group ("S&P")

- may engage in repurchase transactions

- may lend securities to qualified brokers, dealers or other institutional investors

- may purchase securities on a when-issued or a delayed delivery basis

- may invest in short-term money market instruments and shares of registered investment companies

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

- Single State Investment Risk: Because the Fund invests primarily in the securities of California munici-pal issuers, it is specifically subject to local, state and regional factors affecting the State of California, including economic and political developments.

                            SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                      ------------------------------------
                                Number of Shares
                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. Provident, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer Wortham California Intermediate Tax-Free Fund."

3. Mail to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61767, King of Prussia, PA 19406

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

                          Boston Safe Deposit & Trust
                         Routing Number: ABA #011001234
                                Account #000159
                                Name of the Fund
                             Shareholder Account #
                              Name on the Account

Mail a completed account application to PFPC Inc. at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges)

BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

BY WIRE TRANSFER You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

1. Call 1-800-441-6580 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503, King of Prussia, PA 19406

Call 1-800-441-6580 to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signa-ture guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

- Your name and telephone number

- The exact name on your account and account number

- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in the Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends are paid quarterly and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

The California Intermediate Tax-Free Fund intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-income dividends" (as defined in the Code) to shareholders. Exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for federal income tax purposes. Taxation on capital gains distributions will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

Trainer Wortham & Co., Inc., (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111, is the Fund's Investment Advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

The Advisor, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor manages approximately $4.2 billion in assets and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3.8 billion in assets as of September 30, 2000.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolio, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

John D. Knox serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Knox joined the Advisor in December 1995 and serves as Managing Director of Fixed Income. Prior to joining the Advisor, Mr. Knox served as Director of Global Fixed Income and Managing Director from 1994 -- 1995 for Bear Stearns Asset Management and Bear Stearns, respectively. For more than 11 years prior thereto, Mr. Knox was a principal and Senior Portfolio Manager at Morgan Stanley Asset Management.

The Statement of Additional Information has more detailed information about the Advisor.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

                                                                 YEAR ENDED        PERIOD ENDED
                                                                JUNE 30, 2000    JUNE 30, 1999(1)
                                                                -------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 9.95             $10.00
                                                                   ------             ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................         0.38               0.01
  Net losses on securities (both realized and unrealized)...        (0.06)             (0.06)
                                                                   ------             ------
Total from investment operations............................         0.32              (0.05)
                                                                   ------             ------
LESS DISTRIBUTIONS..........................................
  Dividends from net investment income......................        (0.38)              0.00
  Distributions from capital gains..........................         0.00               0.00
                                                                   ------             ------
Total distributions.........................................        (0.38)              0.00
                                                                   ======             ======
NET ASSET VALUE, END OF PERIOD..............................       $ 9.89             $ 9.95
                                                                   ======             ======
TOTAL RETURN................................................         3.34%             (0.50%)+
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s).........................       $3,557             $4,865
Ratio of expenses to average net assets
  Before reimbursement of expenses by Advisor...............         2.58%              6.27%*
  After reimbursement of expenses by Advisor................         0.75%              0.75%*
Ratio of net investment income (loss) to average net assets
  Before reimbursement of expenses by Advisor...............         1.86%             (4.88%)*
  After reimbursement of expenses by Advisor................         3.69%              0.64%*
Portfolio turnover rate.....................................           48%                 0%

(1) The Fund commenced operations on June 10, 1999.

 +  Since inception, not annualized.

 *  Annualized.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                        C/O TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                               NEW YORK, NY 10022
                            TELEPHONE:  866-TWFUNDS
                                  866-893-8637
                             www.trainerwortham.com

You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090 or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

- Free from the Edgar Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

                     CALIFORNIA INTERMEDIATE TAX-FREE FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call toll-free:

                                  866.TWFUNDS
                                  866.893.8637

TRAINER WORTHAM FUNDS

      845 Third Avenue, New York, New York 10022
      866.TWFUNDS - 866.893.8637
                                                           TRAINER WORTHAM FUNDS

                                                                PROSPECTUS
                                                          November 1, 2000
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                             TRAINER WORTHAM FUNDS
         --------------------------------------------------------------

                     TRAINER WORTHAM LARGE-CAP GROWTH FUND

                                NOVEMBER 1, 2000
--------------------------------------------------------------------------------

                               INVESTMENT ADVISOR

                          TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                            TELEPHONE: 212-759-7755

                               TABLE OF CONTENTS

                          SUBJECT                             PAGE
                          -------                             ----
Risk/Return Summary and Fund Expenses
  Risk/Return Summary.......................................    1
  Annual Fees and Expenses..................................    2
     Carefully review this important section for a summary
     of the Fund's Investments, Risks and Fees.
Investment Objective and Strategies
  Investment Objective......................................    3
  Policies and Strategies...................................    3
  Prior Performance of Comparable Accounts..................    3
  Investment Risks..........................................    4
     This section contains details on the Fund's Investment
     Strategies and Risks.
Shareholder Information
  Pricing of Fund Shares....................................    4
  Purchasing and Adding to Your Shares......................    4
  Selling Your Shares.......................................    5
  Exchanging Your Shares....................................    7
  Dividends, Distributions and Taxes........................    8
     Consult this section to obtain details on how shares
     are valued, how to purchase, sell and exchange shares,
     related charges and payments of dividends and
     distributions.
Fund Management
  The Investment Advisor....................................    8
  Portfolio Manager.........................................    8
     Review this section for details on the people and
     organizations who oversee the Fund.
Financial Highlights
  Financial Highlights......................................    9

                     RISK/RETURN SUMMARY AND FUND EXPENSES

TRAINER WORTHAM LARGE-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of large capitalization companies that the Advisor believes have above average growth rates. Approximately 75% of the Fund's portfolio will be invested in stocks that are among the 100 largest capitalization stocks in the S&P 500 Index. The Advisor selects companies that are well-managed, financially sound, industry leaders with proven track records.

PRINCIPAL INVESTMENT RISKS

Because the Fund is subject to market risk, the value of the Fund's investments will fluctuate with market conditions and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

An investment in the Fund is not a deposit of First Republic Bank, the parent of the Advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Investing for a period of time in excess of 3 to 5 years

- Looking to add a growth component to your portfolio

- Looking for a high-quality, well-diversified, all-equity portfolio that provides the potential for growth of your investment

- Willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns

This Fund will not be appropriate for someone:

- Investing for a period of time less than 3 to 5 years

- Not comfortable with market value fluctuations

- Looking for current income

- Seeking safety of principal

                            ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
--------------------------------------------------------------------------------

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) on Purchases....................       None
Maximum Deferred Sales Charge (load)........................       None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)...............
Management Fees.............................................       0.75%
Distribution and Service (12b-1) Fee........................       0.25%
Other Expenses..............................................      10.06%*
                                                                  -----
Total Fund Operating Expenses...............................      11.06%*
                                                                  =====
Fee Waiver and/or Expense Reimbursement.....................       9.56%*
                                                                  -----
Net Expenses................................................       1.50%*
                                                                  =====

* The Advisor has entered into an expense limitation agreement with the Trust to limit the "Total Fund Operating Expenses" of the Fund to 1.50% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would have been 11.06%.
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

- $10,000 investment

- 5% annual return

- redemption at the end of each period

- no changes in the Fund's operating expenses

- reinvestment of dividends and distributions

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                                            1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                                            ------   -------    -------    --------
Trainer Wortham Large-Cap Growth Fund.....................   $153    $2,305     $4,208      $8,034

--------------------------------------------------------------------------------

                      INVESTMENT OBJECTIVE AND STRATEGIES

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek capital appreciation.

POLICIES AND STRATEGIES

The Advisor invests in reasonably priced, high-quality, large capitalization companies with a consistent earnings growth rate above the market. Approximately 75% of the Fund's assets will be invested in stocks that are among the 100 largest capitalization stocks in the S&P 500 Index. The Advisor selects companies that are well-managed, financially sound, industry leaders with proven track records.

Consistent with the Fund's investment objective, the Fund:

- invests substantially all, but in no event less than 65% of the value of its total assets in the equity securities of large capitalization issuers

- invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks

- may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government

- may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

- may invest in other investment companies

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

In the event that the Advisor determines that market conditions are not suitable for the Fund's typical investments, the Advisor may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS

The table below sets forth performance data relating to the historical performance of the Large Cap Growth Equity Composite (the "Composite"). The Composite represents the performance of accounts managed by Mr. Robert Vile, the portfolio manager for the Fund and the individual primarily responsible for the day-to-day management of the Fund's portfolio. The performance presented for periods prior to June 1, 1998, occurred while Mr. Vile was affiliated with his prior employer. Mr. Vile has been employed by the Advisor since June 1, 1998. During all periods presented, Mr. Vile had complete investment discretion and lead responsibility for selecting the securities to buy and sell for the accounts in the Composite.

Each account represented in the Composite has substantially similar investment objectives, policies, and strategies to those of the Fund. Most of the accounts in the Composite were not subject to the requirements of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance. The performance information for the Composite is the gross total return of the Composite, as adjusted to reflect the estimated fees and expenses of the Fund.

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary.

  TOTAL RETURN FOR THE LARGE CAP GROWTH EQUITY COMPOSITE AND THE S&P 500 STOCK
                                     INDEX

                        LARGE CAP GROWTH         S&P 500 STOCK
                        EQUITY COMPOSITE             INDEX+
                       -------------------    --------------------
        YEAR           ANNUAL TOTAL RETURN    ANNUAL TOTAL RETURN
        ----           -------------------    --------------------
1999.................         60.0%                   21.0%
1998.................         57.0%                   28.4%
1997.................         45.8%                   33.2%
1996.................         31.1%                   23.0%
1995.................         33.7%                   37.6%

     TIME PERIOD       AVERAGE ANNUAL    AVERAGE ANNUAL
   (THRU 12/31/99)      TOTAL RETURN      TOTAL RETURN
---------------------  --------------    --------------
1 Year...............       60.0%             21.0%
3 Years..............       54.1%             27.6%
5 Years..............       45.0%             28.6%
Since Inception
  (4/1/94)...........       38.9%             18.6%

+ The S&P 500 Stock Index measures the performance of 500 Large-Capitalization
  U.S. Companies. This Index is unmanaged and does not reflect the fees and expenses typically incurred by Mutual Funds. Results include reinvested dividends.

INVESTMENT RISKS

Any investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Fund will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the companies in the Fund's investment portfolio, national and international economic conditions and general market conditions.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund's portfolio. The Fund could lose money if the issuer of a security is unable to meet its financial obligations.

                            SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                     NAV =
                           Total Assets - Liabilities
                      ------------------------------------
                                Number of Shares
                                  Outstanding

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The minimum initial investment in the Fund is $250. Subsequent investments must be at least $50. Provident Distributors, Inc. (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Fund by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted without prior approval by the Fund.

The Fund or the Advisor may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of the Fund and its shareholders.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application.

2. Make check, certified check or money order payable to "Trainer Wortham Large-Cap Growth Fund."

3. Mail to: TRAINER WORTHAM FUNDS,
   c/o PFPC Inc.,
   211 South Gulph Road, P.O. Box 61503, King of Prussia, Pennsylvania, 19406.

Subsequent Investment:

1. Subsequent investments should be made by check payable to the Fund and mailed to: TRAINER WORTHAM FUNDS, c/o PFPC Inc., 211 South Gulph Road, P. O. Box 61767, King of Prussia, PA 19406

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment: Before wiring funds, you should call 1-800-441-6580 to receive an account number. Follow the instructions below after receiving your account number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:

                          Boston Safe Deposit & Trust
                         Routing Number: ABA #011001234
                                Account #000159
                                Name of the Fund
                             Shareholder Account #
                              Name on the Account

Mail a completed account application to PFPC Inc., at the above address.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund. Normally you will receive your proceeds within 7 business days after your request is received. See section on "General Policies on Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges)

1. Call 1-800-441-6580 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

BY MAIL Write a letter of instruction indicating:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503 King of Prussia, PA 19406

BY WIRE TRANSFER You must indicate this option on your application.

The Fund may charge a wire transfer fee of $9.00 per transaction.

NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

1. Call 1-800-441-6580 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

WRITE A LETTER OF INSTRUCTION INDICATING:

- your Fund and account number

- amount you wish to redeem

- address where your check should be sent

- account owner signature(s)

Mail To: TRAINER WORTHAM FUNDS c/o PFPC Inc., 211 South Gulph Road, P.O. Box 61503 King of Prussia, PA 19406

Call 1-800-441-6580 to request a wire transfer.

If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs").

2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

- Redemptions over $10,000

- Your account registration or the name(s) on your account has changed within the last 15 days

- The check is not being mailed to the address on your account

- The check is not being made payable to the owner of the account

- The redemption proceeds are being transferred to another Fund account with a different registration

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $250, the Fund may ask you to increase your balance. If it is still below $250 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Trainer Wortham Fund. No transaction fees are charged for exchanges.

You must meet the minimum initial investment requirements for the Fund into which you are exchanging.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by calling 1-800-441-6580. Please provide the following information:

- Your name and telephone number

- The exact name on your account and account number

- Taxpayer identification number (usually your Social Security number)

- Dollar value or number of shares to be exchanged

- The name of the Fund from which the exchange is to be made

- The name of the Fund into which the exchange is being made

Please refer to "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

- The registration and tax identification numbers of the two accounts must be identical.

- The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

The following special services are available to shareholders. An investor may change or stop these services at any time by written notice to the Fund.

AUTOMATIC INVESTMENT PLAN

The Fund has an Automatic Investment Plan, which provides shareholders with a convenient method by which investors may have amounts deducted directly from their checking accounts for investment in a Fund. The minimum initial and subsequent investments for the Fund also apply when using this method of investing. To begin participating in this Plan, use the Automatic Investment Plan Application found in the back of this Prospectus.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan, which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semi-annually or annually. Shareholders who purchase or already own $5,000 or more of Fund shares valued at the current public offering price, and who wish to receive periodic payments may establish a Systematic Withdrawal Plan. In order to qualify for this option, dividends and capital gains must be reinvested.

DISTRIBUTION AND SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount that the Fund may pay in 12b-1 fees under its 12b-1 plan is 0.25% of its average daily net assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund are usually paid annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income. Taxation on capital gains distributions will vary with the length of time the Fund has held the security -not how long the shareholder has been in the Fund.

Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

You will be notified in January of each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

Trainer Wortham & Co., Inc., (the "Advisor"), with offices at 845 Third Avenue, New York, NY 10022 and 111 Pine Street, San Francisco, CA 94111, is the Trust's Investment Advisor and manager and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

The Advisor, organized in 1998, continues an investment counseling business, which began in 1924 as Trainer & Associates. The Advisor manages approximately $4.2 billion in assets and is a wholly owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in general banking business and provides private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3.8 billion in assets as of September 30, 2000.

Pursuant to an Investment Advisory Agreement with the Trust on behalf of Trainer Wortham Large-Cap Growth Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets.

Subject to the general supervision of the Board of Trustees, and in accordance with the Fund's investment objectives, policies, and restrictions, the Advisor manages the Fund's investment portfolios, makes decisions with respect to and places orders for all purchases and sales of the portfolio securities.

PORTFOLIO MANAGER

Robert Vile serves as portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Vile joined the Advisor in June 1998 as a Managing Director. Prior to June 1998, Mr. Vile was employed by Harleysville Group as their equity portfolio manager.

The Statement of Additional Information has more detailed information about the Advisor.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, are included in the annual report of the Fund, which is available upon request.

                                                                 PERIOD ENDED
                                                               JUNE 30, 2000(1)
                                                              -------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $  10.00
                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss.......................................          (0.03)
  Net gains on securities (both realized and unrealized)....           0.78
                                                                   --------
Total from investment operations............................           0.75
                                                                   --------
NET ASSET VALUE, END OF PERIOD..............................       $  10.75
                                                                   ========
TOTAL RETURN................................................           7.50%+
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)........................       $  2,487
Ratio of expenses to average net assets
  Before reimbursement of expenses by Advisor...............          11.06%*
  After reimbursement of expenses by Advisor................           1.50%*
Ratio of net investment loss to average net assets
  Before reimbursement of expenses by Advisor...............         (10.54%)*
  After reimbursement of expenses by Advisor................          (0.98%)*
Portfolio turnover rate.....................................             33%+

(1) The Large-Cap Growth Fund commenced operations on December 8, 1999.

 +  Since inception, not annualized.

 *  Annualized.

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                             TRAINER WORTHAM FUNDS
                        C/O TRAINER WORTHAM & CO., INC.
                                845 THIRD AVENUE
                               NEW YORK, NY 10022
                             TELEPHONE: 866-TWFUNDS
                                  866-893-8637
                             WWW.TRAINERWORTHAM.COM

You can review the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090 or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

- Free from the Edgar Database on Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-879.

                             LARGE-CAP GROWTH FUND

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell

For additional information about the
Trainer Wortham Funds call toll-free:

                                  866.TWFUNDS
                                  866.893.8637

TRAINER WORTHAM FUNDS

      845 Third Avenue, New York, New York 10022
      866.TWFUNDS - 866.893.8637
                                                           TRAINER WORTHAM FUNDS

                                                                PROSPECTUS
                                                          November 1, 2000
            ---------------------------------------------------------
            ---------------------------------------------------------
            NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY OTHER REGULATORY BODY HAS APPROVED THE SECURITIES BEING OFFERED BY THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE AND COMPLETE. IT IS UNLAWFUL FOR ANYONE TO MAKE ANY REPRESENTATION TO THE CONTRARY.
            ---------------------------------------------------------
            ---------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 1, 2000

--------------------------------------------------------------------------------

                             TRAINER WORTHAM FUNDS

                        TRAINER WORTHAM FIRST MUTUAL FUND
                      TRAINER WORTHAM LARGE-CAP GROWTH FUND
                     TRAINER WORTHAM TOTAL RETURN BOND FUND
              TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND

--------------------------------------------------------------------------------

         This Statement of Additional Information for the Trainer Wortham Funds (the "Trust") relates to the following four series of the Trust: TRAINER WORTHAM FIRST MUTUAL FUND, TRAINER WORTHAM LARGE-CAP GROWTH FUND, TRAINER WORTHAM TOTAL RETURN BOND FUND, AND TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND (the "Fund(s)"). Information concerning each Fund is provided in separate Prospectuses. This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectus for each Fund. Much of the information contained herein expands upon subjects discussed in each Prospectus. No investment in shares should be made without first reading the applicable Prospectus. A copy of each Series' Prospectus may be obtained without charge by writing to the Trust, at 845 Third Avenue, 6th Floor, New York, NY 10022 or by calling 866-TWFUNDS, 866-893-8637 or by going online to www.trainerwortham.com.
         Each Fund's most recent Annual Report to Shareholders is a separate document that is incorporated by reference into this Statement of Additional Information. The Funds' Annual and Semi-Annual Reports to Shareholders are also available without charge by calling 866-TWFUNDS, 866-893-8637.



                                NOVEMBER 1, 2000

                                TABLE OF CONTENTS
                                -----------------

  THE TRUST.....................................................................

  INFORMATION ON PERMITTED INVESTMENTS AND RELATED RISK FACTORS.................

   American Depository Receipts ("ADRs")........................................

   Convertible Securities.......................................................

   U.S. Government Securities...................................................

   U.S. Treasury Securities.....................................................

   Illiquid Securities..........................................................

   Repurchase Agreements........................................................

   Money Market Instruments.....................................................

   Fixed-Income Securities......................................................

   Forward Commitments..........................................................

   Mortgage-Related Securities..................................................

   Asset-Backed Securities......................................................

   Municipal Obligations........................................................

   Zero Coupon & Stripped Securities............................................

   Foreign Government Obligations: Securities of Supranational Entities.........

   Other Foreign Securities.....................................................

   Description of Municipal Securities..........................................

   Special Risk Considerations in California....................................

   When-Issued Securities and Firm Commitment Agreements........................

   Final Futures Contracts......................................................

   Shares of Investment Companies...............................................

   Loans of Portfolio Securities................................................

   Borrowing....................................................................

   Investment Restrictions .....................................................

   Portfolio Turnover...........................................................

  INVESTMENT LIMITATIONS OF THE FUNDS...........................................

   Other Investment Restrictions................................................

  MANAGEMENT OF THE TRUST.......................................................

   Trustees and Officers of the Trust...........................................

  PRINCIPAL HOLDERS OF SECURITIES...............................................

  INVESTMENT ADVISORY AND OTHER SERVICES........................................

   The Investment Advisor.......................................................

   The Distributor..............................................................

   Distribution and Shareholder Service Plan....................................

   The Administrator............................................................

   Transfer Agent and Fund Accountant...........................................

   The Custodian................................................................

   Independent Auditors.........................................................

   Brokerage Commissions........................................................

  NET ASSET VALUE...............................................................

   Systematic Withdrawal Plan...................................................

  TAXES.........................................................................

   All Funds....................................................................

   California Intermediate Tax-Free Fund........................................

  PERFORMANCE INFORMATION.......................................................

   Calculation of Total Return..................................................

  SHARES OF BENEFICIAL INTEREST.................................................

   Description of Shares........................................................

   Shareholder Meetings.........................................................

  FINANCIAL STATEMENTS..........................................................

                                    THE TRUST
                                    ---------

This Statement of Additional Information pertains to the following separate funds incorporated under the laws of the State of Delaware:

NAME OF FUND
------------

TRAINER WORTHAM FIRST MUTUAL FUND ("FIRST MUTUAL FUND")
TRAINER WORTHAM LARGE-CAP GROWTH FUND ("LARGE-CAP GROWTH FUND")
TRAINER WORTHAM TOTAL RETURN BOND FUND ("TOTAL RETURN BOND FUND")
TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND ("CALIFORNIA INTERMEDIATE TAX-FREE FUND")


         TRAINER WORTHAM FUNDS (the "Trust") is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated January 17, 1995. FIRST MUTUAL FUND, LARGE-CAP GROWTH FUND, and TOTAL RETURN BOND FUND are each classified as diversified, meaning that, with respect to 75% of its total assets, it has not invested more than 5% of its assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities). CALIFORNIA INTERMEDIATE TAX-FREE FUND is considered "non-diversified" because the Fund may invest more than 5% of its assets in the securities of a single issuer.

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of each Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                      INFORMATION ON PERMITTED INVESTMENTS
                      ------------------------------------
                            AND RELATED RISK FACTORS
                            ------------------------

AMERICAN DEPOSITORY RECEIPTS ("ADRS)"
-------------------------------------

         ADRs are typically issued by a U.S. financial institution and are evidence ownership of underlying securities issued by a foreign issuer. Sponsored ADRs are a joint arrangement between the foreign issuer and the U.S. financial institution acting depository and tend to be more liquid than unsponsored ADRs. FIRST MUTUAL FUND and LARGE-CAP GROWTH FUND may invest in sponsored or unsponsored ADRs.

CONVERTIBLE SECURITIES
----------------------

         Convertible securities are securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. FIRST MUTUAL FUND, LARGE-CAP GROWTH FUND, and TOTAL RETURN BOND FUND may invest in convertible securities.

U.S. GOVERNMENT SECURITIES
--------------------------

         In addition to U.S. Treasury securities, each Fund may invest in U. S. Government securities, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by right of the issuer to borrow from the Treasury. others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

U.S. TREASURY SECURITIES
------------------------

         Each Fund may invest in U.S. Treasury securities, including Treasury bills, Treasury notes and Treasury bonds that differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years.

ILLIQUID SECURITIES
-------------------

         Each Fund will not invest more than 10% of the value of the Fund's net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933 (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A under the 1933 Act are subject to this 10% limit. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

REPURCHASE AGREEMENTS
---------------------

         Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which Trainer Wortham deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than 102% the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

MONEY MARKET INSTRUMENTS
------------------------

         Each Fund may invest, in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less. Each Fund may invest in money market instruments and debt securities, including bank obligations and commercial paper, which are at least comparable in quality to the Fund's other investments. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets tat the time of purchase. Investments by a Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

FIXED-INCOME SECURITIES
-----------------------

         Investors in each Fund should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities typically are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized. Certain securities purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

         The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a security purchased by a Fund has been adversely changed, a Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

         Holding such securities that have been downgraded below investment-grade can subject the Fund to additional risk. Certain securities purchased by the Fund, such as those rated "Baa" by Moody's or "BBB" by S&P, Fitch or Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Debt securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Debt securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than in higher rated categories. Fitch considers the obligor's ability to pay interest and repay principal on debt securities rated "BBB" to be adequate; adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these debt securities and, therefore, impair timely payment. Debt securities rated "BBB" by Duff is considered to have below average protection factors but may still be considered sufficient for prudent investment.

FORWARD COMMITMENTS
-------------------

         The TOTAL RETURN BOND FUND may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a when-issued or forward commitment basis prior to its stated delivery date.

         Securities purchased on a when-issued or forward commitment basis and certain other securities held by the Fund are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Such securities may expose the Fund to risk because they may experience fluctuations in value prior to their actual delivery. Purchasing debt securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of cash, cash equivalents or U.S. Government securities or other high-quality liquid debt securities of the type in which the Fund invests at least equal at all times to the amount of the when-issued or forward commitments will be established and maintained at the Fund's custodian bank.

MORTGAGE-RELATED SECURITIES
---------------------------

         Mortgage-related securities which may be purchased by the TOTAL RETURN BOND FUND are securities collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. The mortgage-related securities in which the Fund may invest include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities which are derivative multi-class mortgage securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

         No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Fund's Board of Trustees. In accordance with such guidelines, the Advisor will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities.

ASSET-BACKED SECURITIES
-----------------------

         The TOTAL RETURN BOND FUND may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the services of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

MUNICIPAL OBLIGATIONS
---------------------

         The TOTAL RETURN BOND FUND may invest in municipal obligations which are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. While in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable non-municipal obligations of similar quality, certain issues of municipal obligations, both taxable and non-taxable, offer yields comparable and in some cases greater than the yields available on other permissible investments. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities.

         Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

         Dividends received by shareholders which are attributable to interest income received by it from municipal obligations generally will be subject to Federal income tax. Municipal obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

ZERO COUPON AND STRIPPED SECURITIES
-----------------------------------

         The TOTAL RETURN BOND FUND may invest in zero coupon U.S. Treasury securities, which are Treasury notes and bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

         Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. If the Fund invests in such securities it may be required, in order to maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, to distribute the income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES
--------------------------------------------------------------------

         The TOTAL RETURN BOND FUND may invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

OTHER FOREIGN SECURITIES
------------------------

         The TOTAL RETURN BOND FUND may invest in U.S. dollar denominated obligations of foreign corporations. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

         The risks associated with investing in foreign securities are often heightened by investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

DESCRIPTION OF MUNICIPAL SECURITIES
-----------------------------------

         Municipal securities may have fixed, variable or floating rates of interest. Any variable or floating rate municipal security not payable on demand within seven days will be deemed illiquid unless the Advisor determines, according to procedures established by the Board of Directors, that such securities are liquid. If held by the CALIFORNIA INTERMEDIATE TAX-FREE FUND, such securities will be included in the calculation of the limitation of 15% of net assets which may be invested in illiquid securities. Municipal bonds, which finance long-term capital needs and generally have maturities of more than one year when issued, are generally classified as either general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. The Fund may also invest in certificates of participation in general fund obligation leases of the State of California and its political subdivisions. The staff of the Securities and Exchange Commission may view such a security as illiquid. Unless the Board of Directors determines that such a security is not illiquid, the Advisor will limit its investment in such securities, together with all other illiquid securities and assets, to 15% of the Fund's net assets.

         The securities in which the Fund invests are subject to market and credit risk. Market risk relates to the changes in market value that occur as a result of variation in the level of prevailing interest rates and yield relationships in the municipal securities market. In general, the longer the maturity of a municipal security, the higher the yield and the greater the potential for taxable capital appreciation or depreciation. Conversely, shorter maturities tend to provide lower yields, but greater stability of principal. An increase in interest rates will normally decrease the value of these longer-term investments, while a decline in interest rates will normally increase the value of these investments. Generally, the shorter the average maturity of the Fund's portfolio, the less its price will be affected by interest rate fluctuations.

         In addition to the market risk of changing interest rates, municipal securities are subject to credit risk relating to the operations of individual issuers. The ability of the Fund to achieve its investment objective is dependent upon the continuing ability of the issuers of municipal securities in which the Fund invests to meet their obligations for the payment of principal and interest when due.

SPECIAL RISK CONSIDERATIONS IN CALIFORNIA
-----------------------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND'S performance may be especially affected by factors pertaining to the California economy, as well as other factors affecting the ability of issuers of California municipal securities to meet their obligations. As a result, the value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The amounts of tax and other revenues available to issuers of California municipal securities may be affected from time to time by economic, political, geographic and demographic conditions.

         There are additional risks associated with the Fund's investment in California municipal obligations. These risks result from certain amendments to the California Constitution and other statues that limit the taxing and spending authority of California governmental entities, as well as from the general financial conditions of the State of California. These may impair the ability of issuers of California municipal obligations to pay interest and principal on their obligations.

         California constitutional and statutory amendments and initiatives have imposed certain limitations on taxes that may be levied against real property, as well as place limits on the annual appropriations of the state and its political subdivisions. These initiative measures approved by California voters have resulted in a reduction in state and local government revenues and in spending limits.

         The payment of California municipal securities may be dependent on the ability and willingness of the California Legislature to assist local governments in paying bond obligations, and on the collection of ad Valero or special taxes by local governments within the state. The continuing ability of the California Legislature to increase the revenue of local governments, as well as to make timely payments in connection with its own obligations, and the continuing ability of local governments to raise revenue through taxation will affect the ability of the state and local governments to pay debt service on these obligations.

         An expanded discussion of investment considerations regarding investment in California municipal obligations is contained in the Statement of Additional Information.

WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS
-----------------------------------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction, but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until its accepts delivery of the security.

         The Fund will not use such transactions for leveraging purposes, and accordingly will segregate cash, cash equivalents or liquid securities or hold a covered position in an amount sufficient to meet its payment obligations thereunder. There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account.

FINANCIAL FUTURES CONTRACTS
---------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND may purchase and sell financial futures contracts listed on a commodities board of trade to hedge its portfolio investments against changes in value or as a temporary substitute for purchases or sales of actual securities. The Fund is not a commodity pool and will engage in futures transactions only for bona fide hedging purposes. Futures contracts are agreements to buy or sell underlying securities at a specific future date and price. The underlying instrument may be a security or an index of securities. By buying or selling a futures contract, the Fund agrees to buy or sell the underlying instrument or to deliver or receive cash settlement. Income from financial futures trading is not exempt from federal or state income taxes.

         Because fixed-income securities fluctuate in value inversely with the movement of interest rates, a decline in value of a security can be hedged, or offset, by an increase in value of an interest rate futures contract. Also, if the Advisor anticipates that the value of a security will decline, it may purchase a futures contract instead of the security to gain the benefit of the expected lower price. Different trading strategies for futures have different risk and return characteristics. The Advisor will choose among futures strategies based on its judgment of how best to meet the Fund's goals. The judgment will be based on factors such as current and anticipated interest rates, relative market liquidity, and price levels in the futures markets compared to the underlying securities markets. If the Advisor judges these factors incorrectly, or if price changes in the futures positions are not well correlated with other investments, the strategies may lower the Fund's return. These strategies involve certain risks. There is no assurance that closing purchase transactions will be available at favorable prices, resulting in possible reduction of the Fund's income due to the use of hedging instruments, and possible loss in excess of the initial margin. There may be imperfect correlation between the contract and the underlying security and unsuccessful hedging transactions due to incorrect market trend forecasts. A more thorough description of these investment practices and their associated risks is contained in the Statement of Additional Information.

         When required by Securities and Exchange Commission guidelines, the Fund will maintain a segregated account with the custodian with sufficient cash, U.S. Government securities or other liquid securities to cover the potential obligations created by futures. The Fund may invest up to 5% of its assets in futures transactions represented by the aggregate "initial margin" (down payment). The aggregate market value of securities underlying futures contracts will not exceed 25% of the net assets of the Fund.

SHARES OF INVESTMENT COMPANIES
------------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies which invest in securities whose income is exempt from Federal and California state income taxes. Pursuant to the 1940 Act, the percentage of Fund assets which may be so invested is not limited, provided that the Fund and its affiliates do not acquire more than 3% of the shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees under Rule 12b-1 of the 1940 Act, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.

         The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

         As an exception to the above 1940 Act restrictions, the Fund does have the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objective, restrictions and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

LOANS OF PORTFOLIO SECURITIES
-----------------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors up to 331/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the associated risk.

BORROWING
---------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND may borrow from banks up to 30% of the value of its total assets for temporary or emergency purposes and enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

INVESTMENT RESTRICTIONS
-----------------------

         The CALIFORNIA INTERMEDIATE TAX-FREE FUND has certain fundamental policies that are described in the Statement of Additional Information under "Investment Restrictions." These investment restrictions include prohibitions against borrowing money (except as described above) and against concentrating the Fund's investments in issuers conducting their principal business activities in a single industry (except that this limitation does not apply with respect to U.S. Government securities). In addition, a minimum of 80% of assets must be invested in California municipal securities exempt from federal and California income taxes and not subject to the alternative minimum tax on individuals. These investment restrictions and the Fund's investment objective cannot be changed without the approval of shareholders of the Fund; all other investment practices described in this Prospectus and in the Statement of Additional Information can be changed by the Board of Directors without shareholder approval.

PORTFOLIO TURNOVER
------------------
         The Funds expects to trade in securities for short-term gain whenever deemed advisable by the Advisor in order to take advantage of anomalies occurring in general market, economic or political conditions. Therefore, the Funds may have a higher portfolio turnover rate than that of some other investment companies, but it is anticipated that the annual portfolio turnover rate of each Fund will not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that the Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.
                       INVESTMENT LIMITATIONS OF THE FUNDS
                       -----------------------------------

         The Funds have adopted the following restrictions with respect to their investment policies. These restrictions are fundamental policies, and may not be changed as to a Fund unless authorized by the vote of a majority of the outstanding shares of the Fund, as that term is defined herein under the section entitled "GENERAL INFORMATION" below.

         (a) UNDERWRITING OF SECURITIES: The Funds will not engage in the underwriting of securities of other issuers.

         (b) DIVERSIFICATION: The Funds, except for the California Intermediate Tax-Free Fund, have adopted the policy prohibiting it from, as to 75% of each Fund's total assets, investing more than 5% of its total assets in the securities of any one issuer (other than securities issued by the Government or its agencies or instrumentalities).

         (c) INDUSTRY CONCENTRATIONS: The Funds may not purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund.

         (d) PURCHASE AND SALE OF REAL ESTATE: The Funds will not engage in the purchase and sale of interests in real estate except that the Funds may engage in the purchase and sale of marketable securities which may represent indirect interests in real estate.

         (e) PURCHASE AND SALE OF COMMODITIES OR COMMODITY CONTRACTS: The Funds will not engage in the purchase and sale of commodities or commodity contracts.

         (f) MAKING OF LOANS TO OTHER PERSONS: The Funds will not make loans to any person or company, except that the Funds may purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities and except further that the Funds may enter into repurchase agreements.

         (g) BORROWING OF MONEY: From time to time, the Funds may borrow money. All such borrowings shall be exclusively from banks. The purpose of such borrowings shall be both for temporary use and to provide funds for the purchase of additional investments whenever the Board of Trustees of the Trust shall deem it desirable. In connection with any such borrowing, a Fund shall issue promissory notes or other evidences of indebtedness and shall, when required, pledge, assign or otherwise encumber its assets, provided, however, (i) that immediately after such borrowing it shall have an asset coverage of at least 300% for all its borrowing and (ii) that in the event such asset coverage shall at any time fall below 300% it shall, within three days thereafter (not including Sundays and holidays) or such longer periods as the U.S. Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of the borrowings shall be at least 300%.

         (h) SECURITIES OF OTHER INVESTMENT COMPANIES: The Funds, except for the California Intermediate Tax-Free Fund, will not invest in the securities of other investment companies.

         (i) ISSUANCE OF SENIOR SECURITIES: The Funds are not authorized to issue securities senior to the shares offered by each Prospectus, except in connection with borrowings under the terms described above under "BORROWING OF MONEY."

                          OTHER INVESTMENT RESTRICTIONS

         (a) The Funds may not invest in oil, gas or mineral leases;

         (b) The Funds may invest up to 5% of their total assets at the time of purchase in warrants. Included within this amount, but not to exceed 2% of the Fund's total assets are warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. This restriction does not apply to warrants initially attached to securities purchased by the Funds;

         (c) The Funds will not invest in real estate limited partnerships; and

         (d) The Funds will not purchase securities on margin, but the Funds may obtain such short-term credits as may be necessary for the purchase and sale of securities.

         (e) Purchase or retain the securities of any issuer if, to the knowledge of a Fund, any Officer or Trustee of the Fund or of its Investment Advisor owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such Officers and Trustees of the Fund or of its Investment Advisor who own more than 1/2 of 1%, own, in aggregate, more than 5% of the outstanding securities of such issuer.


                             MANAGEMENT OF THE TRUST
                             -----------------------

TRUSTEES AND OFFICERS OF THE TRUST
----------------------------------

         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. There are currently nine Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

------------------------------------------------------------------------------------------------------------
      NAME, AGE                        POSITION(S)             PRINCIPAL OCCUPATION(S) DURING THE
      & ADDRESS                        HELD WITH                      PAST FIVE YEARS
                                         TRUST
------------------------------------------------------------------------------------------------------------
James F. Twaddell (61)            Chairman of the Board;       Investment Banker at Schneider
c/o Schneider Securities,         Trustee since 1979           Securities, Inc. since June 1995;
Inc.                                                           Chairman of the Board, Director and
2 Charles Street                                               Registered  Representative of Barclay
Providence, RI  02904                                          Investment, Inc. until June 1995.
------------------------------------------------------------------------------------------------------------
Robert H. Breslin, Jr. (72)       Trustee since 1979;          Partner in the law firm of Breslin & Sweeney,
107 Forge Road                    Member of Audit              Warwick, RI. since 1970 .
E. Greenwich, RI 02818            Committee
------------------------------------------------------------------------------------------------------------
David P. Como(1) (53)             Trustee since 1984;          Managing Director, Trainer Wortham &
111 Pine Street                   President                    Co., Inc. since 1969.
San Francisco, CA 94111
------------------------------------------------------------------------------------------------------------
Raymond Eisenberg (77)            Trustee since 1960;          President of Raymond Eisenberg &
488 County Street                 Chairman of the Audit        Associates, PC Accountants and Auditors,
New Bedford, MA 02740             Committee                    New Bedford, MA since 1980.
------------------------------------------------------------------------------------------------------------
George A. Froley, III (62)        Trustee                      Principal and Chairman of Froley,
10900 Wilshire Blvd.              Since 2000                   Revy Investment Company, Inc. and Southwest
Suite 900                                                      Asset Management Company
Los Angeles, CA 90024
------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
David Elias(1) (55)           Trustee since 1991          President and Chief Investment Officer of
500 Essjay Road                                           Elias Asset Management, Inc., Buffalo,
Suite 220                                                 NY since 1978.
Williamsville, NY  14221
----------------------------------------------------------------------------------------------------

David B. Johnson (40)         Compliance Officer          Chief Operating Officer of Froley, Revy
10900 Wilshire Blvd.                                      Investment Company, Inc.
Suite 900
Los Angeles, CA 90024
----------------------------------------------------------------------------------------------------

Robert S. Lazar (56)          Trustee since 1976;         Retired in 1992, formerly an Engineer,
P.O. Box 4158                 Member of the Audit         Newport, RI; Director, Newport Federal
Middletown, RI 02842-         Committee                   Savings Bank, Newport, RI.
0011
----------------------------------------------------------------------------------------------------

Martin S. Levine (47)         Trustee since 1994;         Controller and Chief Financial Officer of
c/o John P. Picone, Inc.      Member of the Audit         John P. Picone, Inc., Contractors and
31 Garden Lane                Committee                   Engineers, Lawrence, NY, since 1984.
Lawrence, NY 11559
----------------------------------------------------------------------------------------------------

Devon Porpora (24)             Vice President             Research Analyst & Portfolio Manager for
111 Pine Street                                           Trainer Wortham & Company, Inc. since 1999.
San Francisco, CA 94111
----------------------------------------------------------------------------------------------------

Timothy J. O'Hara (50)        Trustee since 1998          Publisher of CU Journal , a national
Faulkner & Gray                                           weekly financial newspaper owned by
224 Datura Street                                         Faulkner & Gray, Inc.
Suite 709
W. Palm Beach, FL  33401
----------------------------------------------------------------------------------------------------

Todd Eisenberg (40)           Trustee since July 1999     Managing Partner for Petitti, Eisenberg &
488 Pleasant Street                                       Gamache, P.C. since 1982.
New Bedford, MA 02740
----------------------------------------------------------------------------------------------------

Andrea Revy O'Connell (38)    Vice President              Senior Portfolio Manager, President and
10900 Wilshire Blvd.                                      Chief Executive Officer of Froley, Revy
Suite 900                                                 Investment Company, Inc. and Southwest
Los Angeles, CA 90022                                     Asset Management Company.

----------------------------------------------------------------------------------------------------

John D. Knox (41)             Vice President              Portfolio Manager of Trainer Wortham Funds
845 Third Avenue                                          since 1994.
6th Floor
New York, NY 10022
----------------------------------------------------------------------------------------------------

Robert Vile (43)              Vice President              Portfolio Manager of Trainer Wortham Funds
845 Third Avenue                                          since 1999.
6th Floor
New York, NY 10022
----------------------------------------------------------------------------------------------------

Joanne Pietrini Smith (36)    Compliance                  Chief Administrative Officer
845 Third Avenue              Officer                     of Trainer, Wortham & Company, Inc.;
6th Floor                                                 Compliance Officer for Trainer Wortham
New York, NY 10022                                        Funds since November, 1999;
                                                          Vice President and Chief Investment
                                                          Officer of First Republic Bank;
                                                          over 15 years of experience in the
                                                          financial services industry.
----------------------------------------------------------------------------------------------------

Kelly O'Neill (31)            Secretary                   Regulatory Administrator for PFPC, Inc.
3200 Horizon Drive                                        since December 1999. Compliance
King of Prussia, PA 19406                                 Administrator for First Data Investor
                                                          Services Group, Inc. (formerly FPS
                                                          Services, Inc.) since 1995.
----------------------------------------------------------------------------------------------------

Brian O'Neill (33)            Treasurer                   Senior Manager of Fund Accounting and
3200 Horizon Drive                                        Administration for PFPC, Inc. since
King of Prussia, PA 19406                                 December 1999; Director Financial
                                                          Reporting for First Data Investor
                                                          Services Group, Inc. (formerly FPS
                                                          Services, Inc.) since 1990.
----------------------------------------------------------------------------------------------------

(1) "Interested person" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Mr. Como is an "interested person" by reason of his affiliation with the Advisor and as a result of being an Officer of the Trust. Mr. Elias may be regarded as an "interested person" by reason of a material business relationship with Trainer Wortham.

         The Audit Committee of the Board of Trustees of the Trust was established to consider such matters as the selection of the independent certified public accountant for the Trust, review of the auditor's report on accounting procedures and internal controls, review of the quarterly reports on brokerage commissions paid by the Trust, and other issues referred to the Committee by the full Board. The Audit Committee is currently comprised of four disinterested Trustees; under the Trust's By-laws, the President also serves as an Ex-Officio member of the Audit Committee.

         The following table sets forth information regarding the total compensation paid by the Trust to its Trustees for their services as Trustees during the fiscal year ended June 30, 2000.

  COMPENSATION TABLE:

--------------------------------------------------------------------------------

    NAME, AGE                   AGGREGATE                     TOTAL
   & ADDRESS                   COMPENSATION                 COMPENSATION
                                FROM TRUST          FROM TRUST AND FUND COMPLEX

--------------------------------------------------------------------------------

James F. Twaddell,                    $5,700                   $5,700
Chairman
--------------------------------------------------------------------------------

Robert H. Breslin, Jr.,               $5,700                   $5,700
Trustee, Member of Audit
Committee
--------------------------------------------------------------------------------

David P. Como(1),                     $    0                   $    0
Trustee
--------------------------------------------------------------------------------

Raymond Eisenberg,                    $5,700                   $5,700
Trustee, Chairman of the
Audit Committee
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

David Elias(1),                          $    0                  $    0
Trustee
--------------------------------------------------------------------------------

Robert S. Lazar,                         $5,700                  $5,700
Trustee, Member of Audit
Committee
--------------------------------------------------------------------------------

Martin S. Levine,                        $5,700                  $5,700
Trustee, Member of Audit
Committee
--------------------------------------------------------------------------------

Timothy J. O'Hara,                       $5,200                  $5,200
Trustee, Member of Audit
Committee
--------------------------------------------------------------------------------

Todd Eisenberg,                          $5,700                  $5,700
Trustee, Member of Audit
Committee
--------------------------------------------------------------------------------

         As of June 30, 2000, the compensation for disinterested Trustees included a fee of $1,500 per meeting of the Board of Trustees attended and an annual retainer of $3,000. In addition, the Trustees were reimbursed for expenses incurred in connection with their attendance at meetings of the Board of Trustees. Members of the Audit Committee also receive fees for meetings attended. However, no Officer of the Trust receives any compensation directly from the Trust for performing the duties of their offices. The Advisor, of which Mr. Como is an officer and/or trustee, receives fees from the Trust for acting as its Investment Advisor. (See the section entitled "INVESTMENT ADVISOR.")

                        PRINCIPAL HOLDERS OF SECURITIES
                        -------------------------------

         Listed below are the names and addresses of those shareholders and accounts who, as of October 1, 2000, owned of record or beneficially 5% or more of the shares of a Fund.

         Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval.

As of October 1, 2000, the Trustees and Officers of the Trust individually and as a group owned beneficially less than 1.00% of the outstanding shares of any Fund.

As of October 1, 2000, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of FIRST MUTUAL FUND:

                                             NUMBER OF
NAME AND ADDRESS OF BENEFICIAL OWNER        SHARES HELD             PERCENTAGE
------------------------------------        -----------             ----------

Trainer Wortham Profit Sharing Trust        384,661.549               10.66%
c/o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022-6601

Perry R. Como                               262,654.773                7.28%
c/o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022-6601

Semper Trust Co. c/f IRA r/o of             204,245.778                5.66%
Perry R. Como
c/o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY  10022-6601

As of October 1, 2000, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of TOTAL RETURN BOND FUND:

                                                   NUMBER OF
NAME AND ADDRESS OF BENEFICIAL OWNER              SHARES HELD         PERCENTAGE
------------------------------------              -----------         ----------

H. Williamson Ghriskey, Jr.                       416,627.137           20.37%
TRST Margot Marsh Biodiversity Foundation c\o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

First Republic Bank                               261,911.765           12.81%
c/o Trainer Wortham & Co.
ATTN Marquerite Finn
845 Third Avenue, 6th floor
New York, NY 10022

Daniel U. Escaro                                  175,612.776            8.59%
TRST York Labs PSP
DTD N/A
c/o York Hospital
1001 S. George Street
York, PA 17405

HW Mali Profit Sharing Ret Plan                   140,946.416            6.89%
c\o Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

AMSOUTH Bank                                      106,965.999            5.23%
TRST Tuscaloosa Ear Nose & Throat
Center PC Profit Sharing Plan
Walburn A/CC/O trainer Wortham & Co.
845 Third Avenue
New York, NY 10022-6601

As of October 1, 2000, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of CALIFORNIA INTERMEDIATE TAX-FREE FUND:

                                                   NUMBER OF
NAME AND ADDRESS OF BENEFICIAL OWNER              SHARES HELD         PERCENTAGE
------------------------------------              -----------         ----------

Catherine Sullivan                                185,272.196           51.63%
55 Laurel Street
San Francisco, CA 94118

Charlotte Vaughn Winton                           104,532.037           29.13%
3905 Clay Street
San Francisco, CA 94118


As of October 1, 2000, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of LARGE-CAP GROWTH FUND:

Name and Address of                 Number of
 Beneficial Owner                  Shares Held              Percentage
--------------------               -----------              ----------

Semper Trust Co. C/F IRA FBO        35,653.306               11.79%
David M. DeWilde
2650 Green St.
San Francisco, CA 94123

Turtle & Co.                        24,603.175                8.14%
P.O. Box 9427
Boston, MA 02209-9427

Ann C. Kendall
and Caroline Sikorsky               22,441.652                7.42%
Trst Ann C. Kendall 1994 Rev Trust
c/o Trainer Wortham Co.
845 Third Avenue
New York, NY 10022

Semper Trust Co. C/F IRA FBO        18,814.876                6.22%
Roland Sanchez
1116 West Newmark Avenue
Monterey Park, CA 91754

Sally H. Walburn                    17,381.368                5.75%
41 Ridgeland
Tuscaloosa, AL 35406-000

                     INVESTMENT ADVISORY AND OTHER SERVICES
                     --------------------------------------

THE INVESTMENT ADVISOR
----------------------

         In 1981, Trainer Wortham & Co., Inc. ("the Advisor") became the Investment Advisor of the Trust. The Advisor has offices at 845 Third Avenue, 6th Floor, New York, N.Y. 10022. The Advisor, organized in 1998, continues an investment counseling business which began in 1924 as Trainer & Associates. The Advisor is registered as an investment advisor under the Investment Advisors Act of 1940, as amended, and supervises approximately $4.2 billion in investment accounts. The Advisor is a wholly-owned subsidiary of First Republic Bank. First Republic Bank is a commercial bank headquartered at 111 Pine Street, San Francisco, California 94111, which is engaged in a general banking business and private banking services. First Republic Bank has offices in California, Nevada and New York City and has approximately $3.8 billion in assets.

         The Directors of the Advisor are: A. Alexander Arnold III, Katherine August deWilde, David P. Como, James P. Conn, H. Williamson Ghriskey, Jr., James
H. Herbert, II, Charles V. Moore and Roger O. Walther. Mr. Como, Managing Director of the Advisor, is the President and a Trustee of the Trust.

         Each Fund's Investment Advisory Agreement provides that, subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives, policies, and restrictions, the Advisor will manage the Funds' investment portfolio, make decisions with respect to and place orders for all purchases and sales of the portfolio securities. Pursuant to the Investment Advisory Agreements, the Advisor is not liable for any mistake of judgment, mistake of law, or other loss to a Fund in connection with its performance under the Investment Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for its services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties, or by reason of its reckless disregard of its obligations under the Investment Advisory Agreements.

         Pursuant to individual Investment Advisory Agreements, with respect to FIRST MUTUAL FUND and LARGE-CAP GROWTH FUND the Advisor receives an annual investment advisory fee, accrued daily and paid monthly, of 0.75% of the Fund's average daily net assets; with respect to TOTAL RETURN BOND FUND and CALIFORNIA INTERMEDIATE TAX-FREE FUND, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the Fund's average daily net assets. From time to time, the Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of lowering a Fund's expense ratio and increasing yield to investors at the time such amounts are waived or assumed, as the case may be.

         For the fiscal years ended June 30, 2000, 1999 and 1998, with respect to FIRST MUTUAL FUND, the Fund paid the Advisor fees aggregating $475,160, $331,176 and $280,113, respectively.

         With respect to the TOTAL RETURN BOND FUND, for the fiscal year ended June 30, 2000, the Advisor earned Investment Advisory fees of $78,537, of which $69,117 were waived. For the fiscal year ended June

30, 1999, the Advisor earned Investment Advisory fees of $63,531, of which $36,141 were waived. For the fiscal period June 30, 1998, the Advisor earned Investment Advisory fees of $45,382, all of which it voluntarily waived.

         With respect to the CALIFORNIA INTERMEDIATE TAX-FREE FUND, for the fiscal year ended June 30, 2000 the Advisor earned Investment Advisory fees of $19,617 all of which it voluntarily waived. For the fiscal period June 10, 1999, (commencement of operations) through June 30, 1999, the Advisor earned Investment Advisory fees of $735, all of which it voluntarily waived.

         With respect to the LARGE-CAP GROWTH FUND, for the period Dec. 9, 1999 (commencement of operations) through June 30, 2000 the Advisor earned Investment Advisory fees of $6,145, all of which it voluntarily waived.

         The Trust, the Advisor and the Trust's Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to the Securities Trading practices of their personnel. Each respective Code permits the covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

THE DISTRIBUTOR
---------------

         Provident Distributors, Inc. ("PDI"), 3200 Horizon Drive, King of Prussia, PA 19406 serves as the Trust's Distributor pursuant to an Underwriting Agreement (the "Underwriting Agreement"). PDI is an affiliated company of the Administrator, PFPC Inc. On or about December 31, 2000 PDI Distributors, Inc., will be acquired by PFPC Distributors, Inc. Upon the acquisition of PDI by PFPC Distributors, Inc. a subsidiary of PFPC Inc. ("PFPC Distributors"), distribution services will be offered by PFPC Distributors. PFPC Distributors is located at 3200 Horizon Drive, King of Prussia, PA 19406 and will provide substantially similar services as PDI.

         The Underwriting Agreement may be renewed for successive one-year periods provided that each continuance is specifically approved by (1) the vote of a majority of the Trust's outstanding voting shares or by the Board of Trustees and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the Underwriting Agreement.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS
         FIRST MUTUAL FUND and LARGE-CAP GROWTH FUND each have adopted a Plan of Distribution (the "Plan" or "Plans") pursuant to Rule 12b-1 under the Act. The Plans permit each Fund to pay certain expenses associated with the distribution of its shares. The Plans provide that each Fund will reimburse PDI for actual distribution and shareholder servicing expenses incurred by PDI not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.

         In adopting each Plan, the Board of Trustees considered the likelihood that the Plan is designed to benefit the Fund and its shareholders by strengthening the system for distributing the Fund's shares and thereby increasing sales and reducing redemptions. Potential benefits from increased sales and reduced redemptions include: (i) additional funds being available for investment, thereby giving the Fund's portfolio manager greater flexibility in pursuing the Fund's investment objectives; (ii) reducing the likelihood that an unusually large demand for redemption would require disadvantageous liquidations of portfolio investments; and (iii) increasing net assets, thereby reducing on a per share basis those expenses which do not rise proportionately with net assets. The Board of Trustees concluded that there was a reasonable likelihood that each Fund and their shareholders would benefit from the adoption of the Plan.

         Each Plan may be renewed for successive one year periods provided that each continuance is specifically approved by: (1) the vote of a majority of the Fund's outstanding voting shares or by the Board of Trustees; and (2) the vote of a majority of the Board of Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan.

         Any change in a Plan that would materially increase the amount of distribution expense borne by the Fund requires shareholder approval; any other material change requires approval by the Board of Trustees, including a majority of the disinterested trustees as described above. While a Plan is in effect, the selection and nomination of a Fund's disinterested Trustees is committed to the disinterested Trustees.

         Each Plan authorizes the Fund to pay service organizations, which may include but are not limited to: (1) compensation to securities brokers and dealers for selling shares; (2) compensation to securities brokers and dealers, accountants, attorneys, investment advisors and pension actuaries for services rendered to their clients relating to the distribution of shares of the Fund;
(3) compensation to such parties for marketing research and promotional services specifically relating to the distribution of Fund shares; (4) the costs of advertising in newspapers, magazines or other periodicals, or on radio or television; (5) the costs of telephone (including "WATS" and "800" services), mail (including postage and other delivery costs) or other direct solicitation of prospective investors; (6) the costs of preparing and printing prospectuses and other sales material for prospective investors, and the cost of distributing these materials; (7) the fees of public relations consultants; and (8) any other distribution expenses that the Board of Trustees may from time to time approve before such expenses are incurred.

         All such payments made pursuant to a Plan shall be made for the purpose of selling shares issued by the Fund. Payments of compensation pursuant to (3) above may be based in whole or in part on a percentage of the regular salary expense for those employees of such parties engaged in marketing research and promotional services specifically relating to the distribution of Fund shares based on the amount of time devoted by such employees to such activities, and any out-of-pocket expenses associated with the distribution of Fund shares.

         The Plans provide that PDI will be reimbursed on a monthly basis for expenses incurred in connection with the distribution of Fund shares. During the fiscal year ended June 30, 2000, distribution expenses for FIRST MUTUAL FUND and LARGE-CAP GROWTH FUND were reimbursed as follows:


                                                     FIRST        LARGE-CAP
                                                 MUTUAL FUND     GROWTH FUND
EXPENSE ITEM                                        AMOUNT         AMOUNT
------------                                        ------         ------

Printing                                          $ 20,366.58        N/A
Underwriter Compensation                          $ 75,678.98      $50.80
Compensation to Broker Dealer's                   $ 17,245.77        N/A
Marketing and Advertising                         $  2,350.00        N/A
                                                  -----------      -------
TOTAL 12B-1 EXPENSES                              $115,641.33      $50.80

* Reimbursement to Plan for the fiscal year ended June 30, 2000 by the Advisor was $11,487.55. Reimbursement to Plan for the fiscal year ended June 30, 2000 by the Como Group was $12,018.73.


THE ADMINISTRATOR
-----------------

         PFPC, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903, serves as the Trust's Administrator pursuant to an Administration Agreement (the "Administration Agreement")

         The services PFPC provides to the Trust include: the coordination and monitoring of any third parties furnishing services to the Trust; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Trust; preparing, filing and distributing proxy materials, periodic reports to shareholders, organization of Board meetings, registration statements and other documents; and responding to shareholder inquiries.


        With respect to First Mutual Fund, PFPC received administration fees of $94,432 for the fiscal year ended June 30, 2000. For the fiscal years ended June 30, 1999 and 1998, Investor Services Group received administration fees of $66,391 and $59,915 respectively. The TOTAL RETURN BOND FUND paid PFPC administration fees of $23,023 for the fiscal year ended June 30, 2000. For the fiscal years ended June 30, 1999 and 1998, Investor Services Group received administration fees of $20,116 and $15,476 respectively. The CALIFORNIA INTERMEDIATE TAX-FREE FUND paid PFPC administration fees of $5,879. For the period June 10, 1999 (commencement of operations) to June 30, 1999, Investor Services Group received administration fees of $3,478. The LARGE-CAP GROWTH FUND paid PFPC administration fees of $10,052 for the period December 8, 1999 (commencement of operations) to June 30, 2000.

TRANSFER AGENT AND FUND ACCOUNTANT
----------------------------------

         PFPC serves as the Trust's Transfer Agent, Dividend Disbursing Agent and Redemption Agent pursuant to a Transfer Agent Services Agreement and also serves as the Trust's Accounting Services Agent pursuant to an Accounting Services Agreement (the "Accounting and Transfer Agent Services Agreements"). The Accounting and Transfer Agent Services Agreements will continue in effect from year to year, provided such continuance is specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding shares of the Trust (as defined under the section entitled "GENERAL INFORMATION" in the Prospectus), and a majority of the Board of Trustees who are not interested persons (as defined in the Act) of any party to the respective Agreements, by votes cast in person at a meeting called for such purpose.

         The Accounting and Transfer Agent Services Agreements provide generally that PFPC shall be indemnified against liabilities to the Trust in connection with matters relating to the Accounting and Transfer Agent Services Agreements except those arising out of willful misfeasance, bad faith or gross negligence on the part of PFPC in the performance of its duties or from reckless disregard of its obligations and duties thereunder.

        The Trust pays PFPC an annual fee of $15.00 per shareholder account (subject to a minimum monthly fee of $2,250) for its services as Transfer Agent, Dividend Disbursing Agent and Redemption Agent. For accounting services, PFPC receives from the Trust an annual fee, payable monthly, of $24,000 on the first $10 million of average daily net assets; .0004% on the next $40 million of average daily net assets; .0003% of the next $50 million of average daily net assets; and .0001% of average daily net assets in excess of $100 million.


THE CUSTODIAN
-------------

         PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the Funds' Custodian pursuant to a Custody Agreement. In such capacity, the Custodian holds or arranges for the holding of all portfolio securities and other assets of the Funds.

INDEPENDENT AUDITORS
--------------------

         Briggs, Bunting and Dougherty, LLP, 2121 Two Logan Square, 18th & Arch Streets, Philadelphia, PA 19103-4901 serve as the independent accountants for the Funds and provide audit and tax services. The books of the Funds are audited at least once each year by Briggs, Bunting and Dougherty, LLP.

BROKERAGE COMMISSIONS
---------------------

         It is the policy of each Fund to secure the execution of orders on its portfolio transactions in an effective manner at the most favorable price. Pursuant to its agreement with each Fund, the Advisor determines, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives, policies and restrictions, which securities are to be purchased and sold and which brokers are to be eligible to execute its portfolio transaction. It is not the policy of the Funds to deal solely with one broker, but it is each Fund's intention to place portfolio transactions with those brokers which provide the most favorable combination of price, execution and services to the Trust. Research services are a factor in selection of brokers, but payment in excess of brokerage commissions charged by other brokers is not made in recognition of research services. The reasonableness of brokerage commissions is evaluated by comparison to fees charged by other brokers where the execution and services are comparable.

         During the fiscal year ended June 30, 2000, 1999 & 1998, FIRST MUTUAL FUND paid total brokerage commissions of $29,547, $51,226 and $77,023.60, respectively.

         During the fiscal year ended June 30, 2000, Large-Cap Growth Fund paid total brokerage commissions of $4,197.


                                 NET ASSET VALUE
                                 ---------------

         As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the New York Stock Exchange (the "Exchange"), on each Business Day. A "Business Day" is any day the Exchange is open for regular business. Currently the Exchange is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

         Valuations of securities purchased by the Funds are supplied by independent pricing services used by PFPC as administrator, which have been approved by the Trustees of the Trust. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by the Board of Trustees.

         Valuations of fixed and variable income securities ("debt securities") are based upon a consideration of yields or prices of obligations of comparable quality, coupon, maturity and type, indications as to value from recognized dealers, and general market conditions. The pricing services may use electronic data processing techniques and/or a computerized matrix system to determine valuations. Debt securities for which market quotations are readily available are valued based upon those quotations.

         The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Trustees. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. In such instances the debt security will be valued at fair value as determined in good faith by or under the direction of the Trustees.

SYSTEMATIC WITHDRAWAL PLAN
--------------------------

         Each Fund offers a Systematic Withdrawal Plan ("SWP") if you wish to receive regular distributions from your account in that Fund. However, before you can utilize the SWP, your account in the Fund must have a current value of $5,000 or more, your dividend and distributions must be automatically reinvested and your requested distribution must be $50 or more made on a monthly, quarterly, semi-annual or annual basis.

         Your automatic payments under the SWP will either be made by check mailed to your address as shown on the books of the Transfer Agent to your bank account designated on your Account Application form. An application form for the SWP may be obtained by calling 1-800-441-6580. You may change or cancel the SWP at any time, upon written notice to the Transfer Agent at least five days prior to SWP withdrawal date for which you want such change or cancellation.

         Please note that if your redemptions from a Fund exceed your dividends from that Fund, your invested principal in the account may decrease. Thus depending on the frequency and amounts of the withdrawals and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely using the SWP.

                                      TAXES
                                      -----

ALL FUNDS
---------

        Each Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Funds will not be subject to Federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of their income and diversification of their assets.

        Distributions paid by a Fund from capital gains, whether received in cash or in additional shares, are taxable to investors as capital gains, regardless of the length of time an investor has owned shares in the Fund. If purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

        Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

        A sale or redemption of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders that have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

CALIFORNIA INTERMEDIATE TAX-FREE FUND
-------------------------------------

         The Fund intends to invest in sufficient municipal securities so that it will qualify to pay "exempt-income dividends" (as defined in the Code) to shareholders. Exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for federal income tax purposes. However, this favorable tax treatment may not apply to shareholders who are "substantial users" (or "related persons" thereto) with respect to facilities financed by securities held by the Fund.

         To the extent that dividends are derived from interest on California municipal securities, or from interest earnings on certain U.S. Government obligations, and as long as at least 50% of the value of the total assets of the Fund consists of bonds on which the interest is exempt from taxation under the laws of California or the laws of the United States, such dividends will also be exempt from California personal income taxes. For California income tax purposes, capital gain distributions and any income from investment in taxable securities (other than California municipal obligations and direct U.S. Government obligations) are taxable as ordinary income. The Fund will inform shareholders annually as to the portion of the distributions, which constitutes dividends exempt from California personal income tax. All distributions received by a corporation doing business in California may be subject to California franchise taxes.

         Interest income (in the form of dividends) exempt from federal income tax is not necessarily exempt under the income or other tax laws of state and local taxing authorities. Shareholders should consult their tax advisors about the status of distributions from the Fund in this regard.

         The Tax Reform Act of 1986 restricts the federal tax exemption for interest earned on certain municipal obligations. Under that law, interest on "private activity" municipal bonds (for example, those issued to finance housing projects) issued after the effective date is an item of "tax preference" subject to the individual Alternative Minimum Tax. It is the current intention of the Fund not to purchase bonds that are subject to the individual Alternative Minimum Tax. Shareholders will be given prior notification if the Fund intends to change this policy. Corporate shareholders may wish to consult their tax advisors before investing in the Fund, since some of the interest on municipal bonds held in the Fund's portfolio may be included in income subject to the corporate Alternative Minimum Tax.

        The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisors concerning the Federal, state, local or foreign tax consequences of an investment in the Fund.


                             PERFORMANCE INFORMATION
                             -----------------------

        From time to time, performance information regarding a Fund, such as total return, may be quoted in advertisements or in communications to shareholders. These performance quotations represent a Fund's past performance, and should not be considered as representative of future results. A Fund's total return may be calculated on an average annual and/or aggregate basis for various periods (which will be stated in all advertisements). Average annual total return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. In calculating total return, the assumption is made that dividends and capital gain distributions made by the Fund during the period are reinvested in additional shares.

         From time to time, a Fund may advertise its yield and "tax-equivalent" yield. A Fund's yields are calculated according to methods that are standardized for all mutual funds. Because yield calculation methods differ from the methods used for other purposes, a Fund's yield may not equal its distribution rate, the income paid to a shareholder s account, or the income reported in the Fund's financial statements. The yield of a Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated each 30 days over a 365-day period and is shown as a percentage of the investment. The Fund may also advertise together with its yield a tax-equivalent yield which reflects the yield which would be required of a taxable investment at a stated income tax rate in order to equal the Fund's yield.

         A Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by a Fund should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund's may also be mentioned in newspapers, magazines, or other media from time to time. The Fund's assume no responsibility for the accuracy of such data. Each Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

        The principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

CALCULATION OF TOTAL RETURN
---------------------------

         Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         ERV   =   P(1 + T)"

Where:   ERV   =   ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

         P   =   hypothetical initial payment of $1,000.
         n   =   period covered by the computation, expressed in terms of years.
         T   =   average annual total return.

         The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV) -1]
                          -----
                            P

Where:  ERV  =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the
                beginning of the period.
        P    =  hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         Based on the foregoing calculations, the average annual total returns for the FIRST MUTUAL FUND for the one year, five year and ten year periods ended June 30, 2000 were 26.50%, 29.56% and 17.65%, respectively. The aggregate total returns for the same five and ten year periods were 265.59% and 408.92%, respectively. The total return for TOTAL RETURN BOND FUND for the one year period ended June 30, 2000 was 3.31%. The average annual total return for the TOTAL RETURN BOND FUND since its inception on Oct. 1, 1996 through June 30, 2000 was 5.02%. The total return for CALIFORNIA INTERMEDIATE TAX-FREE FUND for the one year period ended June 30, 2000 was 3.34%. The total return for the LARGE-CAP GROWTH FUND since its inception on December 8, 1999 through June 30, 2000 was 7.50%.

         A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                             YIELD = 2 [(a-b+1)6-1]
                                         -----
                                     cd


Where:  a  = dividends and interest earned during the period;
        b  = expenses accrued for the period (net of reimbursements);
        c  = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         For the 30 day period ended June 30, 2000, TOTAL RETURN BOND FUND and CALIFORNIA INTERMEDIATE TAX-FREE FUND had yields of 5.97% and 3.80% respectively. Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.


                          SHARES OF BENEFICIAL INTEREST
                          -----------------------------

DESCRIPTION OF SHARES
---------------------

         The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Shares of a Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS
--------------------

         The Board of Trustees does not intend to hold annual meetings of shareholders of the Fund. Subject to certain conditions, shareholders of the Funds may seek to communicate with other shareholders to request a shareholder's meeting to vote upon the removal of a Trustee or Trustees.


                              FINANCIAL STATEMENTS
                              --------------------


         The audited financial statements and notes thereto for each Fund, contained in the Annual Report to Shareholders dated June 30, 2000, are incorporated by reference into this Statement of Additional Information and have been audited by Briggs, Bunting and Dougherty, LLP., whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of Briggs, Bunting and Dougherty, LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                  APPENDIX "A"
                                  ------------

                       DESCRIPTIONS OF SECURITIES RATINGS

                                                                    APPENDIX "A"

                              RATINGS OF SECURITIES
                              ---------------------

COMMERCIAL PAPER RATINGS
------------------------

STANDARD & POOR'S CORPORATION:

Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

MOODY'S INVESTORS SERVICE, INC.:

The rating "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

This will normally be evidenced by many of the characteristics of "Prime-1" rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions.

Ample alternative liquidity is maintained.

FITCH IBCA:

Commercial paper rated "F-1" by Fitch IBCA ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated "F-2" by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, I.E., "F-1." The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

CORPORATE DEBT RATINGS
----------------------

STANDARD & POOR'S CORPORATION:

An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated "BB" and "B" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

MOODY'S INVESTORS SERVICE, INC.:

The following summarizes the six highest ratings used by Moody's for corporate debt. Bonds that are rated "Aaa" by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities. Bonds that are rated "A" by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated "Baa" by Moody's are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bond which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers (1, 2, and 3) with respect to bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

DUFF & PHELPS, INC.:

The following summarizes the six highest long-term debt ratings by Duff & Phelps, Inc. ("Duff"). Debt rated "AAA" has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated "AA" has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated "A" has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated "BBB" has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles. Debt rated "BB" is below investment-grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Debt rated "B" is below investment-grade and possesses risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade. To provide more detailed indications of credit quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within this major rating category.

FITCH IBCA:

The following summarizes the six highest long-term debt ratings by Fitch IBCA(except for "AAA" ratings, plus(+) or minus (-) signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated "BBB" are considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment-grade is higher than for bonds with higher ratings. Bonds rated "BBB" are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated "B" are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMPSON BANKWATCH, INC.:

The following summarizes the six highest long-term debt ratings by Thompson BankWatch, Inc. ("Thompson"). "AAA" is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. "AA" is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. "A" is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. "BBB" is the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment-grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issuer rated "B" show a higher degree of uncertainty and therefore greater likelihood of default that higher rated issuers. Adverse developments could well negatively affect the payment of interest and principal on a timely basis. Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed.